Components of and Changes in Accumulated Other Comprehensive Losses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Accumulated Other Comprehensive Losses [Line Items]
Beginning balance	$ (499)	$ (460)
Other comprehensive (losses) / gains before reclassifications	1	(29)
Amounts reclassified from accumulated other comprehensive losses	(64)	(10)
Total other comprehensive (losses) / earnings	(63)	(39)	$ (98)
Ending balance	(562)	(499)	(460)
Foreign Currency Adjustments
Accumulated Other Comprehensive Losses [Line Items]
Beginning balance	(427)	(359)
Other comprehensive (losses) / gains before reclassifications	(91)	(68)
Total other comprehensive (losses) / earnings	(91)	(68)
Ending balance	(518)	(427)	(359)
Postemployment Benefit Plan Adjustments
Accumulated Other Comprehensive Losses [Line Items]
Beginning balance	57	51
Other comprehensive (losses) / gains before reclassifications	36	19
Amounts reclassified from accumulated other comprehensive losses	(12)	(13)
Total other comprehensive (losses) / earnings	24	6
Ending balance	81	57	51
Derivative Hedging Adjustments
Accumulated Other Comprehensive Losses [Line Items]
Beginning balance	(129)	(152)
Other comprehensive (losses) / gains before reclassifications	56	20
Amounts reclassified from accumulated other comprehensive losses	(52)	3
Total other comprehensive (losses) / earnings	4	23
Ending balance	$ (125)	$ (129)	$ (152)